Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding
At December 31, 2016 and 2015, respectively, the Company had the following financial instruments outstanding and related reserves, whose contract amounts represent credit risk:

(Dollars in thousands)	2016	2015
Commitments to grant loans	$355,558	$61,240
Unfunded commitments under lines of credit	4,899,930	4,617,802
Commercial and standby letters of credit	163,560	150,281
Reserve for unfunded lending commitments	11,241	14,145